Class A Ordinary Shares Subject to Possible Redemption (Details)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, shares authorized | shares	900,000		900,000
Temporary equity, par value | $ / shares	$ 0.01		$ 0.01
Shares subject to possible redemption | shares	715,593	606,910	677,484
Class A ordinary shares subject to possible redemption	$ 723,902,000		$ 685,350,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Redeemable Noncontrolling Interest [Line Items]
Increase in redemption value of Class A ordinary shares subject to possible redemption		$ (73,474,507)
Class A ordinary shares subject to possible redemption		$ 828,000,000	$ 828,000,000
Class A | Cik0001812667 Cc Neuberger Principal Holdings Ii
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, shares authorized | shares	500,000,000		500,000,000
Temporary equity, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption | shares		82,800,000	82,800,000
Gross Proceeds			$ 828,000,000
Offering costs allocated to Class A ordinary shares subject to possible redemption			(46,345,787)
Proceeds allocated to Public Warrants at issuance			(27,128,720)
Increase in redemption value of Class A ordinary shares subject to possible redemption			73,474,507
Class A ordinary shares subject to possible redemption			$ 828,000,000
Common Stock Number Of Votes Per share	1		1
Class A common stock subjected to possible redemption | Cik0001812667 Cc Neuberger Principal Holdings Ii
Redeemable Noncontrolling Interest [Line Items]
Temporary equity, par value | $ / shares	$ 0.0001		$ 0.0001
Shares subject to possible redemption | shares	82,800,000		82,800,000
Gross Proceeds			$ 828,000,000
Offering costs allocated to Class A ordinary shares subject to possible redemption			(46,345,787)
Proceeds allocated to Public Warrants at issuance			(27,128,720)
Increase in redemption value of Class A ordinary shares subject to possible redemption	$ 1,805,195		73,474,507
Class A ordinary shares subject to possible redemption	$ 829,805,195		$ 828,000,000